Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash, Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash in the Company’s consolidated balance sheets to the total amount shown in its consolidated statements of cash flows:

	March 31,
	2022	2021
Cash and cash equivalents	$9,858,153	$18,464,161
Restricted cash	8,058,767	7,096,549
Cash held in escrow by lender (1)	7,651,900	2,039,349

Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$25,568,820	$27,600,059

(1)
The Company has a cash management account with the lender to collect rental payment on the property used as collateral for a mortgage loan payable. As of March 31, 2022, approximately $3.8 million of the cash in the account was available for operational needs.

The following table provides a reconciliation of cash, cash equivalents and restricted cash in the Company’s consolidated balance sheets to the total amount shown in its consolidated statements of cash flows:

	December 31,
	2021	2020
Cash and cash equivalents	$35,783,956	$18,607,952
Restricted cash	7,411,811	12,145,616
Cash held in escrow by lender	7,902,880	2,166,755

Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$51,098,647	$32,920,323